Fair Value Measurements - Change in Balance Sheet Carrying Value Associated with Level 3 Financial Instruments Carried at Fair Value on Recurring Basis (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	$ (73)	$ (40)	$ (90)
Total gains/(losses) (realized and unrealized):
Included in earnings	9	(5)	69
Included in other comprehensive income
Settlements	(23)	(28)	(19)
Transfers in and/or out of level 3
Balance, end of period	(87)	(73)	(40)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	(2)	(31)	6
Cross-Currency Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	1,053	1,021	1,427
Total gains/(losses) (realized and unrealized):
Included in earnings	63	159	(176)
Included in other comprehensive income
Settlements	(109)	(127)	(230)
Transfers in and/or out of level 3
Balance, end of period	1,007	1,053	1,021
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	116	55	(408)
Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	4	1	26
Total gains/(losses) (realized and unrealized):
Included in earnings	(22)	3	33
Included in other comprehensive income
Settlements	(3)		(58)
Transfers in and/or out of level 3
Balance, end of period	(21)	4	1
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	(19)	4	11
Total Derivative Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	984	982	1,363
Total gains/(losses) (realized and unrealized):
Included in earnings	50	157	(74)
Included in other comprehensive income
Settlements	(135)	(155)	(307)
Transfers in and/or out of level 3
Balance, end of period	899	984	982
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	$ 95	$ 28	$ (391)